INTANGIBLE ASSETS, NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs capitalized			$ 4,933	$ 4,816
Estimated useful life of intangible assets			3 years
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets				4 years 9 months
Amortisation expense	$ 2,268	$ 2,268	$ 3,024	$ 1,512
Trademarks | Unruly
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets				2 years 9 months